INCOME TAX AND SOCIAL CONTRIBUTION - Additional Information (Detail) - BRL (R$) R$ in Thousands						12 Months Ended
		Dec. 31, 2023	Dec. 29, 2023	Dec. 28, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate						34.00%
Maximum permitted tax loss carry forwards percentage						30.00%
Deferred tax assets	[1]	R$ 5,609,030				R$ 5,609,030	R$ 4,474,124
Comgas and Moove [member] | ICMS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax benefits		336,359		R$ 1,681,795	R$ 1,370,304	336,359
Unrecognised tax benefits, Principal		224,472		1,122,358	1,074,989	R$ 224,472
Unrecognised tax benefits, interest on income taxes expense		55,574		277,871	138,526
Unrecognised tax benefits, income tax penalties expense		56,312		R$ 281,565	R$ 156,790
Percentage of discount on unrecognised tax benefits provison			80.00%
Unrecognised tax benefits, decrease resulting from settlements with taxing authorities			R$ 1,345,435
Comgas and Moove [member] | ICMS [member] | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax base of ICMS						15.00%
Comgas and Moove [member] | ICMS [member] | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax base of ICMS						18.00%
Rumo S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		R$ 1,869,877				R$ 1,869,877
Rumo Malha Sul S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and temporary differences						R$ 2,678,299

[1]	Total amount of the balance of deferred income tax and social contribution consolidated assets, R$1,869,877 corresponds to the balance of the subsidiary Rumo S.A.